MASSMUTUAL PREMIER FUNDS

MassMutual Premier Short-Duration Bond Fund

Supplement dated June 14, 2018 to the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following risks are added under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Defaulted and Distressed Securities Risk Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring, or in bankruptcy or insolvency proceedings) is uncertain.

Sovereign Debt Obligations Risk Investments in debt securities issued by governments or by government agencies and instrumentalities involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Many sovereign debt obligations may be rated below investment grade (“junk” or “high yield” bonds). Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.

Effective immediately, William M. Awad, III is no longer a portfolio manager of the MassMutual Premier Short-Duration Bond Fund and the information related to William M. Awad, III under the heading Portfolio Managers in the section titled Management is hereby removed.

Effective immediately, the following information supplements the information found under the heading Portfolio Managers in the section titled Management:

Douglas M. Trevallion, II, CFA is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group. He has managed the Fund since June 2018. He previously managed the Fund from October 2008 to October 2017.

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SDB-18-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Inflation-Protected and Income Fund

Supplement dated June 14, 2018 to the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following risks are added under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Inflation-Linked Securities Risk Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.

Sovereign Debt Obligations Risk Investments in debt securities issued by governments or by government agencies and instrumentalities involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Many sovereign debt obligations may be rated below investment grade (“junk” or “high yield” bonds). Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

IPI-18-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Core Bond Fund

Supplement dated June 14, 2018 to the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following risks are added under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Defaulted and Distressed Securities Risk Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring, or in bankruptcy or insolvency proceedings) is uncertain.

Sovereign Debt Obligations Risk Investments in debt securities issued by governments or by government agencies and instrumentalities involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Many sovereign debt obligations may be rated below investment grade (“junk” or “high yield” bonds). Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.

Effective immediately, William M. Awad, III is no longer a portfolio manager of the MassMutual Premier Core Bond Fund and the information related to William M. Awad, III under the heading Portfolio Managers in the section titled Management is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CB-18-08

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Diversified Bond Fund

Supplement dated June 14, 2018 to the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following risks are added under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Defaulted and Distressed Securities Risk Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring, or in bankruptcy or insolvency proceedings) is uncertain.

Sovereign Debt Obligations Risk Investments in debt securities issued by governments or by government agencies and instrumentalities involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Many sovereign debt obligations may be rated below investment grade (“junk” or “high yield” bonds). Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.

Effective immediately, William M. Awad, III is no longer a portfolio manager of the MassMutual Premier Diversified Bond Fund and the information related to William M. Awad, III under the heading Portfolio Managers in the section titled Management is hereby removed.

Effective immediately, the following information supplements the information found under the heading Portfolio Managers in the section titled Management:

Douglas M. Trevallion, II, CFA is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group. He has managed the Fund since June 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

DB-18-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Balanced Fund

Supplement dated June 14, 2018 to the

Summary Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following risks are added under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Defaulted and Distressed Securities Risk Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring, or in bankruptcy or insolvency proceedings) is uncertain.

Sovereign Debt Obligations Risk Investments in debt securities issued by governments or by government agencies and instrumentalities involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Many sovereign debt obligations may be rated below investment grade (“junk” or “high yield” bonds). Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.

Effective immediately, William M. Awad, III is no longer a portfolio manager of the MassMutual Premier Balanced Fund and the information related to William M. Awad, III under the heading Portfolio Managers in the section titled Management is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BAL-18-01

MASSMUTUAL PREMIER FUNDS

Supplement dated June 14, 2018 to the

Prospectus dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective immediately, the following risk is added under the heading Principal Risks in the section titled Investments, Risks, and Performance for the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Core Bond Fund, MassMutual Premier Diversified Bond Fund, and MassMutual Premier Balanced Fund beginning on pages 7, 19, 25, and 38, respectively:

Defaulted and Distressed Securities Risk Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring, or in bankruptcy or insolvency proceedings) is uncertain.

Effective immediately, the following risk is added under the heading Principal Risks in the section titled Investments, Risks, and Performance for the MassMutual Premier Inflation-Protected and Income Fund beginning on page 14:

Inflation-Linked Securities Risk Such securities may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio manager or investors generally. Inflation-linked securities are subject to fixed income securities risks. When inflation is low, declining, or negative, the Fund’s performance could lag the performance of more conventional bond funds.

Effective immediately, the following risk is added under the heading Principal Risks in the section titled Investments, Risks, and Performance for the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, MassMutual Premier Diversified Bond Fund, and MassMutual Premier Balanced Fund beginning on pages 7, 14, 19, 25, and 38, respectively:

Sovereign Debt Obligations Risk Investments in debt securities issued by governments or by government agencies and instrumentalities involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Many sovereign debt obligations may be rated below investment grade (“junk” or “high yield” bonds). Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.

Effective immediately, the following risks are added in the section titled Additional Information Regarding Principal Risks beginning on page 84:

•	Inflation-Linked Securities Risk

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

•	Sovereign Debt Obligations Risk

Investments in debt securities issued by governments or by government agencies and instrumentalities involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. A governmental entity may default on its obligations or may require renegotiation or reschedule of debt payments. Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt. The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is rated below investment grade (“junk” or “high yield” bonds). Sovereign debt risk may be greater for debt securities issued or guaranteed by emerging and/or frontier countries.

Effective immediately, William M. Awad, III is no longer a portfolio manager of the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Core Bond Fund, MassMutual Premier Diversified Bond Fund, and MassMutual Premier Balanced Fund.

Effective immediately, the information related to William M. Awad, III found on pages 11, 23, 29, and 42 for Barings LLC under the heading Portfolio Managers in the section titled Management is hereby removed.

Effective immediately, the following information supplements the information found on page 11 for Barings LLC under the heading Portfolio Managers in the section titled Management:

Douglas M. Trevallion, II, CFA

is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group. He has managed the Fund since June 2018. He previously managed the Fund from October 2008 to October 2017.

Effective immediately, the following information supplements the information found on page 29 for Barings LLC under the heading Portfolio Managers in the section titled Management:

Douglas M. Trevallion, II, CFA

is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group. He has managed the Fund since June 2018.

Effective immediately, information related to William M. Awad, III found on page 99 for Barings LLC under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby removed.

Effective immediately, the following information replaces similar information found on page 100 for Barings LLC under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Douglas M. Trevallion, II, CFA

is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group primarily responsible for the day-to-day management of the Short-Duration Bond Fund, the Inflation-Protected and Income Fund, the Core Bond Fund, the Diversified Bond Fund, and the Bond Segment of the Balanced Fund. Mr. Trevallion has over 25 years of industry experience. Prior to joining Barings in 2000, Mr. Trevallion was employed at MassMutual.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-18-06

MASSMUTUAL PREMIER FUNDS

Supplement dated June 14, 2018 to the

Statement of Additional Information dated February 1, 2018

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, William M. Awad, III is no longer a portfolio manager of the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Core Bond Fund, MassMutual Premier Diversified Bond Fund, and MassMutual Premier Balanced Fund and the information related to William M. Awad, III found on pages 158, 160, 161, and 163 for Barings LLC under the heading Other Accounts Managed in the section titled Appendix C—Additional Portfolio Manager Information is hereby removed.

The following information replaces similar information for Barings LLC related to the MassMutual Premier Short-Duration Bond Fund found on page 158 in the section titled Appendix C—Additional Portfolio Manager Information:

The portfolio managers of the Short-Duration Bond Fund are Nathaniel Barker, Ronald E. Desautels, David L. Nagle, and Douglas M. Trevallion, II.

The following information supplements the information for Barings LLC related to the MassMutual Premier Short-Duration Bond Fund found on pages 158-159 under the heading Other Accounts Managed in the section titled Appendix C—Additional Portfolio Manager Information:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Douglas M. Trevallion, II
Registered investment companies**	10	$5,105.47 million	0	$0
Other pooled investment vehicles	8	$818.48 million	0	$0
Other accounts	49	$28,195.02 million	0	$0

*	The information provided is as of April 30, 2018.
**	Does not include the Short-Duration Bond Fund.

The following information supplements the information for Barings LLC related to the MassMutual Premier Short-Duration Bond Fund found on page 159 under the heading Ownership of Securities in the section titled Appendix C—Additional Portfolio Manager Information:

As of April 30, 2018, Douglas M. Trevallion, II did not own any shares of the Short-Duration Bond Fund. Douglas M. Trevallion, II did not directly own any shares of the Funds, but may have an economic interest in the Funds due to his participation in a deferred compensation plan and/or 401(k) plan.

The following information replaces similar information for Barings LLC related to the MassMutual Premier Diversified Bond Fund found on page 161 in the section titled Appendix C—Additional Portfolio Manager Information:

The portfolio managers of the Diversified Bond Fund are Nathaniel Barker, Stephen Ehrenberg, David L. Nagle, and Douglas M. Trevallion, II.

The following information supplements the information for Barings LLC related to the MassMutual Premier Diversified Bond Fund found on pages 161-162 under the heading Other Accounts Managed in the section titled Appendix C—Additional Portfolio Manager Information:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Douglas M. Trevallion, II
Registered investment companies**	10	$5,105.47 million	0	$0
Other pooled investment vehicles	8	$818.48 million	0	$0
Other accounts	49	$28,195.02 million	0	$0

*	The information provided is as of April 30, 2018.
**	Does not include the Diversified Bond Fund.

The following information supplements the information for Barings LLC related to the MassMutual Premier Diversified Bond Fund found on page 162 under the heading Ownership of Securities in the section titled Appendix C—Additional Portfolio Manager Information:

As of April 30, 2018, Douglas M. Trevallion, II did not own any shares of the Diversified Bond Fund. Douglas M. Trevallion, II did not directly own any shares of the Funds, but may have an economic interest in the Funds due to his participation in a deferred compensation plan and/or 401(k) plan.

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SAI B3000M-18-03